Note 5 - Notes Payable (Details Narrative) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Debt Disclosure [Abstract]
Interest rate	5.00%
Accrued interest	$ 45,599	$ 39,558
Accrued interest included in accounts payable and accrued expense	$ 122,563	$ 77,004